UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:

This amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Telemark Asset Management, LLC
Address:    One International Place, Suite 2401
            Boston, Massachusetts 02110


13 File Number: 028-12649

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Brian C. Miley
Title:      Chief Financial Officer
Phone:      (617) 526-8910

Signature, Place and Date of Signing

/s/ Brian C. Miley                     Boston, Massachusetts         11/6/2008
-----------------------------------    --------------------------    ---------
Brian C. Miley, Chief Financial        [City, State]                 [Date]
   Officer

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.
[ ]    13F NOTICE.
[ ]    13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:
Number of Other Included Managers:                0
Form 13F Information Table Entry Total:           21 Data Records
Form 13F Information Table Value Total:           $94,496

                                                       13 F September 30, 2008
                                                                               PUT/                        VOTING AUTHORITY
-----------------------------------------------------------------------------------------------------------------------------
NAME OF ISSUER                   TITLE OF               VALUE    SHARES/             INVESTMENT   OTHER
                                 CLASS        CUSIP   x ($1000)   AMT   SH/PRN CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------
AGNICO EAGLE MINES LTD           EQUITY     008474108   8,261   150,000  SH    N/A      SOLE      N/A    150,000    0     0
----------------------------------------------------------------------------------------------------------------------------
FORD MOTOR CO DEL  PAR $0.01     EQUITY     345370860     832   160,000  SH    N/A      SOLE      N/A    160,000    0     0
----------------------------------------------------------------------------------------------------------------------------
JPMORGAN CHASE & CO  FORMERLY
J P MORGAN CHASE AND             EQUITY     46625H100   2,335    50,000  SH    N/A      SOLE      N/A     50,000    0     0
----------------------------------------------------------------------------------------------------------------------------
MONSANTO CO  NEW                 EQUITY     61166W101   3,959    40,000  SH    N/A      SOLE      N/A     40,000    0     0
----------------------------------------------------------------------------------------------------------------------------
PNC FINANCIAL SVCS GROUP INC     EQUITY     693475105   3,735    50,000  SH    N/A      SOLE      N/A     50,000    0     0
----------------------------------------------------------------------------------------------------------------------------
US BANCORP DEL  COM NEW          EQUITY     902973304   3,602   100,000  SH    N/A      SOLE      N/A    100,000    0     0
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO & CO                 EQUITY     949746101   2,627    70,000  SH    N/A      SOLE      N/A     70,000    0     0
----------------------------------------------------------------------------------------------------------------------------
XTO ENERGY INC                   EQUITY     98385X106   1,163    25,000  SH    N/A      SOLE      N/A     25,000    0     0
----------------------------------------------------------------------------------------------------------------------------
HEARTLAND EXPRESS INC            EQUITY     422347104   1,862   120,000  SH    N/A      SOLE      N/A    120,000    0     0
----------------------------------------------------------------------------------------------------------------------------
BARRICK GOLD CORP                EQUITY     067901108  11,022   300,000  SH    N/A      SOLE      N/A    300,000    0     0
----------------------------------------------------------------------------------------------------------------------------
CLEAN HARBORS INC                EQUITY     184496107   9,096   134,652  SH    N/A      SOLE      N/A    134,652    0     0
----------------------------------------------------------------------------------------------------------------------------
ENCANA CORP                      EQUITY     292505104   1,643    25,000  SH    N/A      SOLE      N/A     25,000    0     0
----------------------------------------------------------------------------------------------------------------------------
GOLDCORP INC  NEW                EQUITY     380956409   6,959   220,000  SH    N/A      SOLE      N/A    220,000    0     0
----------------------------------------------------------------------------------------------------------------------------
GREAT BASIN GOLD LTD             EQUITY     390124105   1,214   578,200  SH    N/A      SOLE      N/A    578,200    0     0
----------------------------------------------------------------------------------------------------------------------------
AMERIGON INC                     EQUITY     03070L300      66    10,000  SH    N/A      SOLE      N/A     10,000    0     0
----------------------------------------------------------------------------------------------------------------------------
BERKSHIRE HATHAWAY INC  CL B     EQUITY     084670207  14,504     3,300  SH    N/A      SOLE      N/A      3,300    0     0
----------------------------------------------------------------------------------------------------------------------------
CASELLA WASTE SYSTEMS INC-CL A   EQUITY     147448104     233    19,873  SH    N/A      SOLE      N/A     19,873    0     0
----------------------------------------------------------------------------------------------------------------------------
TELVENT GIT SA                   EQUITY     E90215109   1,028    43,132  SH    N/A      SOLE      N/A     43,132    0     0
----------------------------------------------------------------------------------------------------------------------------
KINROSS GOLD CORP  NEW           EQUITY     496902404   6,448   400,000  SH    N/A      SOLE      N/A    400,000    0     0
----------------------------------------------------------------------------------------------------------------------------
GAMMON GOLD INC                  EQUITY     36467T106   1,998   270,000  SH    N/A      SOLE      N/A    270,000    0     0
----------------------------------------------------------------------------------------------------------------------------
SPDR Gold Trust  GOLD SHS        EQUITY     78463V107  11,910   140,000  SH    N/A      SOLE      N/A    140,000    0     0
----------------------------------------------------------------------------------------------------------------------------